LONG-TERM INVESTMENTS (Details3) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended				7 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Marketable equity security	Dec. 31, 2013 Marketable equity security	Dec. 31, 2012 Marketable equity security	Dec. 31, 2011 Meetic	Aug. 31, 2011 Meetic	Dec. 31, 2012 The Newsweek/Daily Beast Company (United States)	May 31, 2012 The Newsweek/Daily Beast Company (United States)	Sep. 30, 2011 Zhenai
Long-term investments
Percentage of ownership interest acquired											20.00%
Other-than-temporary impairment charge to write-down investment	$ 5,000,000
Long-term marketable equity securities
Cost basis				42,100,000	8,800,000	42,100,000
Gross unrealized gains	4,784,000	6,996,000			3,000,000
Gross unrealized losses	0	0				10,800,000
Other than temporary impairment recognized in earnings	5,268,000	8,685,000		8,700,000
Period in unrealized loss position		1 year
Percentage fair value less than cost		50.00%
Mark to Market Adjustment for Previously Held Equity Method Investment Pre-tax							$ 11,700,000		$ 18,600,000
Percent ownership								27.00%		50.00%